Statements of Income/(Loss) - Parent Company Only (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Income
Trading account gains/(losses) and commissions	$ 248		$ 173		$ (41)
Total interest income	6,181		6,343		6,710
Expenses
Interest on long-term debt	449		580		761
Employee compensation and benefits	2,494		2,364		2,258
Loss Contingency, Loss in Period	120		0		0
Other expense	299		332		337
Income/(loss) before income taxes and equity in undistributed income/(loss) of subsidiaries	739		21		(2,450)
Income tax benefit	(79)		185		898
Net income/(loss)	647		189		(1,564)
Series A preferred dividends			(7)		(14)
Stock Redeemed or Called During Period, Value	(4,850)				(228)
Gain on repurchase of Series A preferred stock	0		0		94
Net income/(loss) available to common shareholders	495		(87)		(1,733)
Parent Company [Member]
Income
Dividends	29	[1]	28	[1]	14	[1]
Interest on loans	11		2		3
Trading account gains/(losses) and commissions	53		44		(2)
Other income	132		165		62
Total interest income	225		239		77
Expenses
Interest on short-term borrowings	9		9		8
Interest on long-term debt	226		228		273
Employee compensation and benefits	(7)	[2]	(13)	[2]	(46)	[2]
Service fees to subsidiaries	11		2		15
Loss Contingency, Loss in Period	120		0		0
Other expense	13		21		36
Total expense	372		247		286
Income/(loss) before income taxes and equity in undistributed income/(loss) of subsidiaries	(147)		(8)		(209)
Income tax benefit	49		12		97
Income/(loss) before equity in undistributed income/(loss) of subsidiaries	(98)		4		(112)
Equity in undistributed income/(loss) of subsidiaries	745		185		(1,452)
Net income/(loss)	647		189		(1,564)
Series A preferred dividends	(7)		(7)		(14)
U.S. Treasury preferred dividends and accretion of discount	(66)		(267)		(266)
Stock Redeemed or Called During Period, Value	(74)		0		0
Gain on repurchase of Series A preferred stock	0		0		94
Other Preferred Stock Dividends and Adjustments	5		2		(17)
Net income/(loss) available to common shareholders	495		(87)		(1,733)
Series A Preferred Stock | Parent Company [Member]
Expenses
Gain on repurchase of Series A preferred stock	$ 0		$ 0		$ 94

[1]	Substantially all dividend income received from subsidiaries.
[2]	Includes incentive compensation allocations between Parent Company and subsidiaries.